Note 12 - Income Tax (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2017	2016

Income tax expense using combined statutory rate of 26.5% (2016 - 26.5%, 2015 - 26.5%)	$26,310	$21,632
Permanent differences	359	434
Tax effect of flow through entities	(186)	(243)
Adjustments to tax liabilities for prior periods	(1,712)	(456)
Effects of changes in U.S. enacted tax rates	(2,514)	-
Changes in liability for unrecognized tax benefits	-	(156)
Non-deductible stock-based compensation	1,095	727
Excess tax benefits related to stock-based compensation	(5,749)	-
Foreign, state and provincial tax rate differential	5,246	4,972
Other taxes	(242)	477
Provision for income taxes as reported	$22,607	$27,387

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	2017	2016

Canada	$4,375	$16,989
United States	94,905	64,641
Total	$99,280	$81,630

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2017	2016

Current
Canada	$(791)	$3,689
United States	29,966	21,945
	29,175	25,634

Deferred
Canada	(294)	(317)
United States	(6,274)	2,070
	(6,568)	1,753

Total	$22,607	$27,387

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2017	2016

Deferred income tax assets
Loss carry-forwards	$1,580	$1,066
Expenses not currently deductible	14,184	18,120
Stock-based compensation	1,602	2,956
Basis differences of partnerships and other entities	683	1,047
Allowance for doubtful accounts	1,596	3,457
Inventory and other reserves	191	542
	19,836	27,188

Deferred income tax liabilities
Depreciation and amortization	21,631	31,168
Prepaid and other expenses deducted for tax purposes	1,423	1,942
	23,054	33,110

Net deferred income tax asset (liability) before valuation allowance	(3,218)	(5,922)
Valuation allowance	793	756

Net deferred income tax asset (liability)	$(4,011)	$(6,678)

Summary of Operating Loss Carryforwards [Table Text Block]
	Loss carry forward		Gross losses not recognized		Net
	2017	2016	2017	2016	2017	2016

Canada	$2,167	$2,082	$-	$-	$2,167	$2,082
United States	10,575	7,902	6,870	6,470	3,705	1,432

Summary of Income Tax Contingencies [Table Text Block]
Balance, December 31, 2015	$292
Decreases based on tax positions related to 2016	(144)
Balance, December 31, 2016	148
Balance, December 31, 2017	$148